DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill All Cap Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Short Duration Total Return Fund

Diamond Hill Core Bond Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

Supplement dated September 29, 2017

to the Statement of Additional Information dated April 7, 2017

At a meeting held August 17, 2017, the Board of Trustees of Diamond Hill Funds (the “Trust”) elected, effective October 1, 2017, Maureen Goldenberg as Chief Compliance Officer of the Trust, Julie A. Roach as Treasurer of the Trust, Trent Statczar as Assistant Treasurer of the Trust, and Eimile Moore as Vice President of the Trust.

With the appointments of Mses. Goldenberg, Roach, and Moore and Mr. Statczar as officers of the Trust, the following changes are being made to the Statement of Additional Information:

•	All references to Ms. Moore as Chief Compliance Officer are hereby revised to Vice President.

•	All references to Mr. Statczar as Treasurer are hereby revised to Assistant Treasurer.

•	On page 67, in the table listing the Portfolio Manager and Principal Officer Holdings, two additional rows are added to the end of the table as follows:

	Title	Dollar Range of Shares in all Diamond Hill Funds
Individual		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Maureen Goldenberg	Chief Compliance Officer	None
Julie Roach	Treasurer	None

•	On pages 72 & 73, the table listing each Officer of the Trust, is deleted in its entirety and replaced with the following:

Name and Age	Position Held	Year First Elected an Officer of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	Chief Executive Officer	Since November 2014	Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present. Managing Director – Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014; Chief Operating Officer of Lancaster Pollard & Company, January 2012 to March 2014; Senior Managing Director and Chief Financial Officer of Red Capital Group, September 2004 to January 2012.

Gary R. Young Year of Birth: 1969	President	Since November 2014	Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Managing Director – Administration of Diamond Hill Capital Management, Inc., January 2015 – present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.

Maureen K. Goldenberg Year of Birth: 1968	Chief Compliance Officer	Since October 2017	Director-Compliance, Diamond Hill Capital Management, Inc., September 2017 to present; Chief Compliance Officer, Rockbridge Capital LLC, 2016 to 2017; Partner/ Chief Compliance Officer North America Investments & Canada, Mercer Investments, Inc., 2015 to 2016; Vice President and Chief Compliance Officer, Fund Evaluation Group, LLC, 2011 to 2015.

Name and Age	Position Held	Year First Elected an Officer of the Funds[1]	Principal Occupation(s) During Past Five Years
Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration Diamond Hill Capital Management, Inc., September 2017 to present; Assistant Treasurer – Head of Valuation Oversight, J.P. Morgan Asset Management, February 2012 to 2017.

Trent M. Statczar Year of Birth: 1971	Assistant Treasurer	Since October 2017	Director, Foreside Financial Group, LLC 2008 to present; Treasurer of the Trust, 2010 to 2017.

Eimile J. Moore Year of Birth: 1969	Vice President	Since October 2017	Director, Foreside Financial Group, LLC, September 2011 to present; Chief Compliance Officer of the Trust, 2014 to 2017.

Dana Gentile Year of Birth: 1962	Assistant Secretary	Since May 2013	Managing Director, Foreside Financial Group, LLC, 2013 to present; Senior Vice President, Citi Fund Services Ohio, Inc., 1987 to 2013.

Danielle Kulp Year of Birth: 1981	Assistant Secretary	Since February 2017	Director, Foreside Financial Group, LLC, December 2016 to present; Consultant, Lincoln Financial Group, September 2013 to 2016; Corporate Secretary, SEI Investments, 2012 to 2013; Senior Specialist, BNY Mellon, 2010 to 2012.

Troy A. Sheets Year of Birth: 1971	Assistant Treasurer	Since October 2010	Director, Foreside Financial Group, LLC, 2009 to present.

This Supplement and the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information dated April 7, 2017 provide the information a prospective investor ought to know before investing and should be retained for future reference.